PROPERTY, PLANT AND EQUIPMENT - Revaluation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Revalued amount, Beginning balance	$ 80,838,760	$ 89,201,619
Difference	(1,814,443)	(8,362,859)
Revalued amount, Ending balance		80,838,760
Residual Value according to the cost model	$ 49,030,842	$ 49,078,938